Other Non-Current Financial Liabilities (Details) - Schedule of Other Non-Current Financial Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Other non-current liabilities
Lease liabilities	$ 241,951	$ 321,749
Total	$ 241,951	$ 321,749